Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepayments and Other Current Assets
Summary of prepayments and other current assets

	December 31,	December 31,
	2010	2011
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	280,523	363,508
Prepayment for royalties - current portion	197,709	225,307
Interest receivable	49,232	105,798
Prepayments	50,267	65,659
Wangyibao operating funds held by 3rd party online payment settlement service providers	58,679	63,745
Prepayment for business tax	24,376	46,623
Employee advances	4,812	6,288
Security and rental deposits	9,716	5,679
Other	3,479	17,857
	678,793	900,464